Transactions with Members, Shareholders and Related Parties - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Feb. 29, 2020	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Aug. 03, 2021	Jun. 30, 2021	Mar. 27, 2021
Transactions With Members Shareholders And Related Parties [Line Items]
Tax and excess cash distributions declared							$ 14
Temporary Equity, Carrying Amount, Attributable to Parent			$ 17		$ 17
Dividend declared										$ 0.115	$ 0.115
Dividends date of record							Dec. 26, 2020
Stockholders' equity note, stock split							In October 2020, the Board of FTW approved and effected a four-for-one unit split of its member units.
Management Services Agreement
Transactions With Members Shareholders And Related Parties [Line Items]
Payments of termination fees							$ 22
Former President and Chief Executive Officer | Member Unit
Transactions With Members Shareholders And Related Parties [Line Items]
Repurchase of equity units		$ 10
Class A Common Stock
Transactions With Members Shareholders And Related Parties [Line Items]
Dividend declared							$ 0.087
Class A Common Stock | Subsequent Event
Transactions With Members Shareholders And Related Parties [Line Items]
Dividend declared									$ 4.50
Class A Common Stock | Initial Public Offering
Transactions With Members Shareholders And Related Parties [Line Items]
One-time payment for units exchanged							$ 13
Foundation Technology Worldwide L L C
Transactions With Members Shareholders And Related Parties [Line Items]
Tax and excess cash distributions declared			$ 65	$ 81	152	$ 131	314	$ 1,338
Foundation Technology Worldwide L L C | Subsequent Event
Transactions With Members Shareholders And Related Parties [Line Items]
Dividend Paid In Cash	$ 50
Foundation Technology Worldwide L L C | Accounts Payable and Other Current Liabilities
Transactions With Members Shareholders And Related Parties [Line Items]
Tax and excess cash distributions declared					$ 50		38
Continuing LLC Owners
Transactions With Members Shareholders And Related Parties [Line Items]
Tax and excess cash distributions declared							$ 24